Operating lease liabilities (Lease Term and Discount Rate) (Details)	Dec. 31, 2021	Dec. 31, 2020
Weighted-average remaining lease term:
- Operating leases	5 years 10 months 17 days	3 years 7 months 28 days
Weighted-average discount rate
- Operating leases	6.63%	6.72%